Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax savings	$ 814,256	$ (1,353,778)	$ 825,784
Basic and diluted earnings per shares	$ 0.04	$ 0.05	$ 0.04
Income tax expenses	$ 124,058	$ 286,071	$ 673,034
Operating Loss Carryforwards		3,600
Allowance for doubtful accounts	$ 2,500	$ 200